Equity-Accounted Investments - Angola Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) vessel m³	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	100.00%
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Number of vessels | vessel	4
Volume of vessels (in cubic meter) | m³	160,400
Carrying value of guarantee liability | $	$ 0.7	$ 1.0
Angola Joint Venture | NYK Energy Transport
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Angola Joint Venture | Mitsui & Co. Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	34.00%